UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22517

ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 440-7460

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of December 31, 2012

Strategy	Investments	Cost	(in U.S. dollars) Fair Value
Investment Funds - 98.51%

Asset-Backed Securities - 23.16%	CQS ABS Feeder Fund Ltd	$2,448,675	$ 2,783,186
	Halcyon Structured Opportunities Fund LP*	26,341	13,147
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	3,470,709	3,927,728
	Pine River Fixed Income Fund Ltd	2,678,811	3,212,188
	Seer Capital Partners Offshore Fund	4,000,000	4,121,363
	Serengeti Lycaon Overseas Ltd	3,196,283	3,569,837
			17,627,449

Equity Special Situations - 7.28%	Jet Capital Concentrated Offshore Fund Ltd	3,597,383	3,989,325
	Pershing Square International Ltd	1,000,000	1,102,093
	Third Point Offshore Investors Ltd	358,331	447,000
			5,538,418

Event Driven/Distressed - 20.49%	Anchorage Capital Partners LP	11,470	6,041
	Anchorage Capital Partners Offshore Ltd	2,418,631	2,586,832
	Archer Capital Fund LP*	60,760	55,049
	Archer SPE I LLC*	89,667	73,516
	Drawbridge Special Opportunities Fund LP	1,538,170	1,993,081
	Garrison Special Opportunities Fund LP*	891,366	821,026
	Redwood Offshore Fund Ltd	5,100,000	5,571,711
	Silver Lake Credit Fund (Offshore) Ltd	1,400,000	1,428,424
	Venor Capital Offshore Ltd	2,900,000	3,062,413
			15,598,093

Global Macro - 15.54%	Autonomy Global Macro Fund Ltd	3,500,000	3,835,505
	BH Macro Ltd	867,701	881,623
	Brevan Howard Fund Ltd	1,568,126	1,800,198
	COMAC Global Macro Fund Limited	1,719,133	1,633,334
	D.E. Shaw Oculus International Fund	986,248	1,431,914
	Tyticus Partners II Ltd	91,513	94,338
	WCG Offshore Fund Ltd	2,091,131	2,151,149
			11,828,061

Long/Short Equity - 22.44%	Cadian Offshore Fund Ltd	2,740,000	2,872,584
	Fox Point Offshore Ltd	2,600,000	2,409,251
	JHL Capital Group Fund Ltd	450,023	448,292
	Marble Arch Offshore Partners Ltd	2,620,568	2,985,268
	Pelham Long/Short Fund Ltd	2,300,000	2,570,370
	Squadra Equity Fund Ltd	1,850,000	1,872,660
	SRS Partners Ltd	3,900,000	3,867,048
	TPG-Axon Partners LP*	58,990	56,462
			17,081,935

Relative Value - 9.60%	BlueCrest Capital International Ltd	1,862,169	2,065,320
	D. E. Shaw Composite Fund LLC*	90,434	94,416
	Mariner-Tricadia Credit Strategies Ltd	3,137,134	3,422,095
	QVT Onshore, LP*	259,971	278,917
	QVT SLV Onshore Ltd*	62,453	100,745
	QVT Special Investment Onshore Fund Ltd*	27,449	33,486
	Saba Capital Leveraged Offshore Fund Ltd	1,372,643	1,309,348
			7,304,327

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

Strategy	Investments	Strike Price	Expiration Date	Cost	(in U.S. dollars) Fair Value
Purchased Options – 0.01%
Currency Options - 0.00%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 100	2/28/2013	$2,428	$-
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 120	4/24/2014	5,808	14
					14
Index Options - 0.01%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,400	1/19/2013	10,012	5,020
					5,020
Total Investments (Cost - $69,360,531**) - 98.52%					74,983,317
Other Assets less Liabilities - 1.48%					1,128,429
Members' Capital - 100.00%					$76,111,746

Percentages shown are stated as a percentage of members' capital as of December 31, 2012.  All investments in Investment Funds are non-income producing.

* Investment Fund held in ASGI Special Asset Holdings, Inc.

** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2012, as computed for federal income tax purposes were as follows:

Aggregate cost	$69,360,531

Gross unrealized appreciation	$7,209,733
Gross unrealized depreciation	(1,586,947)
Net unrealized appreciation	$5,622,786

Investments by Strategy (as a percentage of total investments)
Investment Funds
Asset-Backed Securities	23.51%
Long/Short Equity	22.78
Event Driven/Distressed	20.80
Global Macro	15.77
Relative Value	9.74
Equity Special Situations	7.39
Total Investment Funds	99.99
Purchased Options	0.01
100.00%

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€ 147,500	$(2,985)	$5,402	$(1,253)	$(7,134)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€ 92,000	(1,565)	751	(591)	(1,725)
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.43)	6/20/2015	€ 285,000	(1,260)	(848)	(1,335)	923
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(10,542)	10,538	-	(21,081)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,470,000	(10,195)	4,638	-	(14,833)
						$(26,547)	$20,481	$(3,179)	$(43,850)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	$2,472	$3,611	$363	$(1,502)
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(654)	(816)	179	(17)
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	450	141	346	(37)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	2,247	4,324	651	(2,728)
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(741)	(1,835)	684	410
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(825)	(606)	(12)	(207)
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(1,359)	(3,403)	1,145	899
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	(110)	2,235	(505)	(1,840)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(1,144)	384	(1,620)	92
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(421)	212	(629)	(4)
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	(1,139)	523	(711)	(951)
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(1,045)	(1,065)	(565)	585
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	(208)	1,054	(1,134)	(128)
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	1,888	1,988	1,918	(2,018)
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$126,000	(1,571)	(948)	(400)	(223)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$100,000	(1,099)	(1,334)	524	(289)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(274)	(594)	258	62
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(1,269)	(3,256)	1,144	843
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(147)	13	(148)	(12)
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,837)	(1,465)	(432)	60
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(2,060)	(1,057)	771	(1,774)
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(2,819)	(972)	(885)	(962)
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(340)	1,923	(1,300)	(963)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(888)	3,845	(2,599)	(2,134)
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	(888)	3,845	(2,599)	(2,134)
						$(13,781)	$6,747	$(5,556)	$(14,972)

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of December 31, 2012:
Description	Strike Price	Expiration Date	Premium Received/ (Paid)	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)

Currency Options
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	$1,338	$-	$1,336	$2
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	(7)	4,147	7
Index Options
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,325	1/19/2013	4,788	(1,190)	-	3,598
			$10,288	$(1,197)	$5,483	$3,607

Equity Sold Short for the Nine Months Ended December 31, 2012:

Description	Shares	Proceeds Received	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/Depreciation Current Period (USD)

SPDR S&P Retail ETF	-	$ -	$ -	$ (11,959)	$ 11,959

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of December 31, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives
Credit Contracts	Credit default swaps, at fair value	$7,057
Foreign Exchange Contracts	Investments in purchased currency options contracts, at fair value	14
Equity Index Contracts	Investments in purchased index options contracts, at fair value	5,020
Total asset derivatives		$12,091

Liability derivatives

Credit Contracts	Credit default swaps, at fair value	$(47,385)
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	(7)
Equity Index Contracts	Written index options, at fair value proceeds received	(1,190)

Total liability derivatives		$(48,582)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation due to investments in derivatives for the nine months ended December 31, 2012 were as follows:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total
Equity Index Contracts	$344	$-	$-	$344
Credit Contracts	-	(14,656)	-	(14,656)
Total	$344	$(14,656)	$-	$(14,312)

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total

Equity Index Contracts	$8,237	$-	$-	$8,237
Foreign Exchange Contracts	(11)	-	-	(11)
Credit Contracts	-	(58,822)	-	(58,822)
Total	$8,226	$(58,822)	$-	$(50,596)

Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.  Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal period end.  All other investments in Investment Funds are classified as Level 3.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy.  The fair value of written and purchased over the counter (“OTC”) currency options and credit default swaps can be determined by an independent pricing vendor using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be categorized within Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members’ capital as of December 31, 2012 is as follows:

Description	Total Fair Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Other Signifcant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$5,034	$5,020	$14	$-
Credit Default Swaps	7,057	-	7,057	-
Liabilities
Written Options	(1,197)	(1,190)	(7)	-
Credit Default Swaps	(47,385)	-	(47,385)	-
Investment Funds
Asset-Backed Securities	17,627,449	-	5,860,879	11,766,570
Equity Special Situations	5,538,418	447,000	1,769,819	3,321,599
Event Driven/Distressed	15,598,093	-	1,355,544	14,242,549
Global Macro	11,828,061	881,623	4,306,341	6,640,097
Long/Short Equity	17,081,935	-	5,370,977	11,710,958
Relative Value	7,304,327	-	6,866,492	437,835
Total Investments	$74,941,792	$1,332,453	$25,489,731	$48,119,608

There were no transfers between Level 1 and Level 2 investments for the nine months ended December 31, 2012.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

The following is a reconciliation of Level 3 investments in Investment Funds for which significant unobservable inputs were used in determining fair value:
	Investments in Investment Funds - Asset-BackedSecurities	Investments in Investment Funds - Equity Special Situations	Investments in Investment Funds - Event Driven/Distressed	Investments in Investment Funds - Global Macro	Investments in Investment Funds - Long/Short Equity	Investments in Investment Funds - Relative Value
Balance, as of April 1, 2012	$1,949,025	$-	$5,229,237	$101,611	$5,673,248	$516,623
Realized gain	775	-	32,999	-	6,293	6,200
Realized (loss)	(445)	-	(13,365)	-	(27,870)	-
Change in unrealized appreciation/depreciation	902,433	271,599	984,350	449,763	133,853	15,300
Purchases	9,979,905	3,050,000	8,800,000	3,700,000	9,225,000	-
(Sales)	(55,090)	-	(374,473)	-	(791,124)	(26,342)
Transfers into Level 3	132,057	-	941,277	2,388,723	262,724	-
Transfers out of Level 3	(1,142,090)	-	(1,357,476)	-	(2,771,166)	(73,946)
Balance, as of December 31, 2012	$11,766,570	$3,321,599	$14,242,549	$6,640,097	$11,710,958	$437,835

For Asset-Backed Securities strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $132,057.  Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $1,142,090.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $902,433.

For Equity Special Situations strategies, there were no transfers between Level 2 and Level 3 investments for the nine months ended December 31, 2012.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $271,599.

For Event Driven/Distressed strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $941,277.  Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $1,357,476.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $984,350.

For Global Macro strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $2,388,723.  There were no transfers from Level 3 into Level 2 for the nine months ended December 31, 2012.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $449,763.

For Long/Short Equity strategies, transfers from Level 2 into Level 3 for the nine months ended December 31, 2012 were $262,724.  Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $2,771,166.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $126,960.

For Relative Value Situations strategies, there were no transfers from Level 2 into Level 3 for the nine months ended December 31, 2012.  Transfers from Level 3 into Level 2 for the nine months ended December 31, 2012 were $73,946.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of December 31, 2012 was $15,300.

All transfers into Level 3 during the current period were due to a portion of the Fund’s investment in these Investment Funds not being available for withdrawal within 90 days.  All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund’s investment in these Investment Funds now being available for withdrawal within 90 days.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of December 31, 2012:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transactions or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of December 31, 2012

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	February 22, 2013

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.